Commitments and contingent liabilities (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of commitments and contingent liabilities [Line Items]
Dividend payables		$ 60.0
Capital commitments	$ 211.1		$ 153.9
Income taxes paid (refund)	$ 200.5	$ 122.7
Ten year contracts [Member]
Disclosure of commitments and contingent liabilities [Line Items]
Weighted average duration of defined benefit obligation	10
Five year contacts [Member]
Disclosure of commitments and contingent liabilities [Line Items]
Weighted average duration of defined benefit obligation	5